BUSINESS ACQUISITIONS AND GOODWILL - Narrative (Details)								12 Months Ended
	Aug. 10, 2018 USD ($)	Aug. 03, 2018 USD ($) center facility	May 11, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 08, 2017 USD ($) shares	Jul. 19, 2017 USD ($) shares	Jun. 23, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 17, 2018 USD ($)	Jul. 01, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest								$ 11,102,000	$ 153,000
Cash				$ 9,093,000				18,651,000	9,093,000
Non-controlling interest
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest								11,102,000	153,000
Airtrax Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs								100,000
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest and Voting Power Held as of:		50.10%
Cash consideration transferred		$ 145,102,000
Outstanding obligations or indemnifications								3,200,000
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 144,962,000
Polyair Acquisition | Accounts payable and accrued liabilities
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications								1,600,000
Polyair Acquisition | Other liabilities
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications								1,600,000
Polyair Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs								1,400,000
Polyair Acquisition | North America
Disclosure of detailed information about business combination [line items]
Number of manufacturing facilities | facility		7
Number of distribution centers | center		1
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred										$ 20,802,000
Outstanding obligations or indemnifications								0
Consideration transferred, acquisition-date fair value										$ 20,801,000
Escrow deposit								3,100,000
Maiweave Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs								500,000
Cantech Acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration transferred											$ 71,610,000
Outstanding obligations or indemnifications								0
Consideration transferred, acquisition-date fair value											$ 67,043,000
Escrow deposit								6,500,000
Cantech Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs									1,700,000
Capstone
Disclosure of detailed information about business combination [line items]
Number of ownership shares acquired from subsidiary | shares					3,250,000		3,250,000
Purchase of interests in associates	$ 3,600,000				$ 5,100,000
Proportion of Ownership Interest and Voting Power Held as of:				98.40%			99.70%
Cash consideration transferred							$ 5,050,000
Outstanding obligations or indemnifications				$ 0				$ 0	0
Proportion of ownership interests held by non-controlling interests				1.60%
Cash							$ 5,066,000
Capstone | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Professional fees									500,000
Capstone | Non-controlling interest
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest									$ 200,000
Capstone | Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Proportion of Ownership Interest and Voting Power Held as of:								55.00%
Outstanding obligations or indemnifications								$ 0
Proportion of ownership interests held by non-controlling interests								45.00%
Cash	1,000,000
Capstone | Airtrax Acquisition | Non-controlling interest
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest	(100,000)		$ 10,900,000
Capstone | Airtrax Acquisition | Deficit
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest	$ (2,500,000)		2,500,000
Capstone | Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Number of ownership shares acquired from subsidiary | shares						99,000
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities						$ 200,000
Capstone | Airtrax Acquisition | Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Fair value of contribution in-kind made by non-controlling shareholders			$ 13,400,000